REVENUE - Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 814,139	$ 659,325	$ 522,310
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	193,364	143,788	114,439
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	187,071	156,292	133,093
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105,876	85,698	54,087
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103,133	73,282	52,318
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	96,643	88,183	67,310
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67,634	92,773	89,212
Health Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,781	0	0
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,637	$ 19,309	$ 11,851